Segment reporting (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” and is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended June 30,		For the six months ended June 30,
		2024	2023	2024	2023
	Note	€m	€m	€m	€m
Profit for the period		70.9	49.2	105.4	90.4
Taxation		16.8	11.2	24.2	20.6
Net financing costs	7	13.4	35.3	43.5	64.3
Depreciation & amortization		23.2	23.3	46.3	45.6
Exceptional items	6	12.4	10.5	35.9	40.6
Other add-backs		2.7	2.9	6.4	17.2
Adjusted EBITDA		139.4	132.4	261.7	278.7

External Revenue by Geography

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€m	€m	€m	€m
United Kingdom	212.3	208.5	437.6	424.9
Germany	79.2	97.3	191.8	214.9
Italy	78.5	73.8	189.1	182.9
France	51.1	52.6	105.0	105.5
Sweden	31.5	31.9	67.3	70.0
Croatia	43.1	42.9	63.9	62.5
Austria	27.4	28.2	65.9	66.1
Norway	28.5	27.7	59.3	61.4
Serbia	50.7	41.3	69.7	59.7
Spain	20.2	20.8	42.5	41.4
Switzerland	17.8	18.3	39.4	39.5
Rest of Europe	112.8	101.8	205.3	191.4
Total external revenue by geography	753.1	745.1	1,536.8	1,520.2